Financial Instruments (Details) - Schedule of Financial Liabilities - CAD ($)		Sep. 30, 2023	Sep. 30, 2022
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	[1]	$ 12,466,676	$ 10,676,846
Redeemable stock options		6,102,496	6,102,496
Credit facility		43,334,806	32,528,750
Convertible loan		39,610,854
Term loan		34,730,084	19,262,586
Government grant liabilities		1,778,664	1,409,694
Other loan			3,084,075
Total		138,023,580	73,064,447
Less than 1 year [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities		12,466,676	10,676,846
Redeemable stock options
Credit facility		4,766,345	32,528,750
Convertible loan
Term loan
Government grant liabilities		568,807
Other loan			342,675
Total		17,801,828	43,548,271
1 to 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options		6,102,496	6,102,496
Credit facility		38,568,461
Convertible loan		39,610,854
Term loan		21,317,876	9,631,293
Government grant liabilities		1,209,857	1,409,694
Other loan			1,370,700
Total		106,809,544	18,514,183
More than 5 years [Member]
Financial Instruments (Details) - Schedule of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Redeemable stock options
Credit facility
Convertible loan
Term loan		13,412,208	9,631,293
Government grant liabilities
Other loan			1,370,700
Total		$ 13,412,208	$ 11,001,993

[1]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.